Equipment (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 1,488,614	$ 383,142
Property, Plant and Equipment, Useful Life	3 years
Acquisition Costs, Period Cost	$ 5,000